Restructuring (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiaries
Cost of sales	€ 17,426	€ 16,864	€ 13,853
Selling expenses	7,118	7,332	6,474
Administrative expenses	6,952	5,587	5,129
Research and development expenses	7,212	€ 6,334	€ 5,528
voxeljet AG | Restructuring.
Subsidiaries
Cost of sales	302
Selling expenses	77
Administrative expenses	45
Research and development expenses	29
Impact of restructuring	453
voxeljet AG | Employee termination costs
Subsidiaries
Cost of sales	302
Selling expenses	77
Administrative expenses	45
Research and development expenses	29
voxeljet UK | Restructuring.
Subsidiaries
Cost of sales	312
Selling expenses	42
Administrative expenses	274
Impact of restructuring	628
voxeljet UK | Loss on disposal of assets
Subsidiaries
Cost of sales	226
Selling expenses	20
Administrative expenses	81
voxeljet UK | Employee termination costs
Subsidiaries
Cost of sales	67
Selling expenses	16
Administrative expenses	35
voxeljet UK | Impairment Of Inventories
Subsidiaries
Cost of sales	19
voxeljet UK | Lease maintenance costs
Subsidiaries
Administrative expenses	100
voxeljet UK | Settlement of agreements
Subsidiaries
Administrative expenses	14
voxeljet UK | Legal Consulting
Subsidiaries
Administrative expenses	25
voxeljet UK | Right-of-use assets
Subsidiaries
Selling expenses	6
Administrative expenses	€ 19